FAIR VALUE MEASUREMENT - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
FAIR VALUE MEASUREMENT
Impairment recorded for equity method investments	¥ 0		¥ 2,914	¥ 26,650
Impairment on equity investments without readily determinable fair values	591,876	$ 85,814	183,789	9,000
Impairment on acquired intangible assets	6,300		14,300	213,400
Impairment charge on goodwill	141,755		732,368	22,658
Significant other unobservable inputs (Level 3)
FAIR VALUE MEASUREMENT
Impairment charge on goodwill	¥ 141,800		¥ 732,400	¥ 22,700